FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Measurement of fair values
Financial assets	$ 9,966	$ 10,920
Financial liabilities	(4,707)	(5,352)
Transfer from Level 1 to Level 2 assets	0	0
Transfer from Level 2 to Level 1 assets	0	0
Transfer into Level 3 assets	0	0
Transfer out of Level 3 assets		0	$ 0
Transfer from Level 1 to Level 2 liabilities	0	0
Transfer from Level 2 to Level 1 liabilities	0	0
Transfer into Level 3 liabilities	0	0
Transfer out of Level 3 liabilities	0	0
Acquisition consideration
Measurement of fair values
Increase in consideration	1
Consideration paid	42
Cash transferred	24
Remeasurement reduction	17
Corporate bond
Measurement of fair values
Financial liabilities	(994)	(993)
Fair value of liability	783	962
Private placement debt
Measurement of fair values
Financial liabilities	(1,160)	(1,285)
Fair value of liability	987	1,316
EUR corporate bond
Measurement of fair values
Financial liabilities	(516)
Fair value of liability	531
At fair value
Measurement of fair values
Financial assets	77	69
Financial liabilities	(134)	(103)
At fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(78)	(84)
At fair value | Acquisition consideration | Level 3
Measurement of fair values
Financial liabilities	(78)	(84)
At fair value | Forward foreign exchange contracts
Measurement of fair values
Financial liabilities	(42)	(17)
At fair value | Forward foreign exchange contracts | Level 2
Measurement of fair values
Financial liabilities	(42)	(17)
At fair value | Currency swaps
Measurement of fair values
Financial liabilities	(1)	(2)
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial liabilities	(1)	(2)
At fair value | Interest swaps
Measurement of fair values
Financial liabilities	(13)
At fair value | Interest swaps | Level 2
Measurement of fair values
Financial liabilities	(13)
At fair value | Forward foreign exchange contracts
Measurement of fair values
Financial assets	46	37
At fair value | Forward foreign exchange contracts | Level 2
Measurement of fair values
Financial assets	46	37
At fair value | Investments.
Measurement of fair values
Financial assets	12	10
At fair value | Investments. | Level 3
Measurement of fair values
Financial assets	12	10
At fair value | Contingent consideration receivable
Measurement of fair values
Financial assets	18	20
At fair value | Contingent consideration receivable | Level 3
Measurement of fair values
Financial assets	18	20
At fair value | Currency swaps
Measurement of fair values
Financial assets	1	2
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial assets	1	2
At fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	46	37
Financial liabilities	(55)	(17)
At fair value | Fair value - hedging instruments | Forward foreign exchange contracts
Measurement of fair values
Financial liabilities	(42)	(17)
At fair value | Fair value - hedging instruments | Interest swaps
Measurement of fair values
Financial liabilities	(13)
At fair value | Fair value - hedging instruments | Forward foreign exchange contracts
Measurement of fair values
Financial assets	46	37
At fair value | Fair value through OCI
Measurement of fair values
Financial assets	1	2
Financial liabilities	(1)	(2)
At fair value | Fair value through OCI | Currency swaps
Measurement of fair values
Financial liabilities	(1)	(2)
At fair value | Fair value through OCI | Currency swaps
Measurement of fair values
Financial assets	1	2
At fair value | Financial assets at fair value through profit or loss
Measurement of fair values
Financial assets	30	30
Financial liabilities	(78)	(84)
At fair value | Financial assets at fair value through profit or loss | Acquisition consideration
Measurement of fair values
Financial liabilities	(78)	(84)
At fair value | Financial assets at fair value through profit or loss | Investments.
Measurement of fair values
Financial assets	12	10
At fair value | Financial assets at fair value through profit or loss | Contingent consideration receivable
Measurement of fair values
Financial assets	18	20
Not measured at fair value
Measurement of fair values
Financial assets	1,473	2,336
Financial liabilities	(3,730)	(4,202)
Not measured at fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(14)	(7)
Not measured at fair value | Bank overdrafts.
Measurement of fair values
Financial liabilities	(6)	(5)
Not measured at fair value | Bank loans
Measurement of fair values
Financial liabilities		(859)
Not measured at fair value | Corporate bond
Measurement of fair values
Financial liabilities		(993)
Not measured at fair value | Corporate bond not in a hedge relationship
Measurement of fair values
Financial liabilities	(994)
Not measured at fair value | Corporate bond in a hedge relationship
Measurement of fair values
Financial liabilities	(516)
Not measured at fair value | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,160)	(1,285)
Not measured at fair value | Trade and other payables
Measurement of fair values
Financial liabilities	(1,040)	(1,053)
Not measured at fair value | Trade and other receivables.
Measurement of fair values
Financial assets	1,123	1,046
Not measured at fair value | Cash at bank
Measurement of fair values
Financial assets	350	1,290
Not measured at fair value | Other financial liabilities
Measurement of fair values
Financial liabilities	(3,730)	(4,202)
Not measured at fair value | Other financial liabilities | Acquisition consideration
Measurement of fair values
Financial liabilities	(14)	(7)
Not measured at fair value | Other financial liabilities | Bank overdrafts.
Measurement of fair values
Financial liabilities	(6)	(5)
Not measured at fair value | Other financial liabilities | Bank loans
Measurement of fair values
Financial liabilities		(859)
Not measured at fair value | Other financial liabilities | Corporate bond
Measurement of fair values
Financial liabilities		(993)
Not measured at fair value | Other financial liabilities | Corporate bond not in a hedge relationship
Measurement of fair values
Financial liabilities	(994)
Not measured at fair value | Other financial liabilities | Corporate bond in a hedge relationship
Measurement of fair values
Financial liabilities	(516)
Not measured at fair value | Other financial liabilities | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,160)	(1,285)
Not measured at fair value | Other financial liabilities | Trade and other payables
Measurement of fair values
Financial liabilities	(1,040)	(1,053)
Not measured at fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	1,123	1,046
Not measured at fair value | Fair value - hedging instruments | Trade and other receivables.
Measurement of fair values
Financial assets	1,123	1,046
Not measured at fair value | Amortised cost
Measurement of fair values
Financial assets	350	1,290
Not measured at fair value | Amortised cost | Cash at bank
Measurement of fair values
Financial assets	$ 350	$ 1,290